Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, € in Thousands, $ in Thousands			1 Months Ended
	Aug. 02, 2022 USD ($)	Aug. 02, 2022 EUR (€)	Jul. 19, 2022 USD ($) $ / shares	Aug. 02, 2022 EUR (€)
Subsequent Events (Details) [Line Items]
Additional withdrew amount			$ 2,500
Total amount			$ 200
Exercise price per share (in Dollars per share) | $ / shares			$ 5.14
Subsequent event description	(i) post abdominal surgery incisional infection; and/or (ii) post cardiac surgery sternal infection, in the European Economic Area and the United Kingdom. The term of the license is until the later of December 31, 2035, or 10 years after the first commercial sale of the Product.	(i) post abdominal surgery incisional infection; and/or (ii) post cardiac surgery sternal infection, in the European Economic Area and the United Kingdom. The term of the license is until the later of December 31, 2035, or 10 years after the first commercial sale of the Product.
Additional development	$ 23,500			€ 23,000
Upfront payment	2,600	€ 2,500
SHIELD I Phase 3 [Member]
Subsequent Events (Details) [Line Items]
Upfront payment	12,500	12,250
Development-Related Milestones [Member]
Subsequent Events (Details) [Line Items]
Upfront payment	8,400	8,250
Sales-Related Milestones [Member]
Subsequent Events (Details) [Line Items]
Upfront payment	$ 89,000	€ 87,000